Loans and Advance to Banks (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Advance to Banks, net
Schedule of loans and advance to banks, net

	2016	2017
	MCh$	MCh$
Domestic Banks
Interbank loans	208,403	120,017
Other credits with domestic banks	—	—
Provisions for loans to domestic banks	(49)	(19)

Subtotal	208,354	119,998

Foreign Banks
Loans to foreign banks	129,904	187,006
Credits with third countries	77,049	61,091
Chilean export trade banks	57,749	41,255
Provisions for loans to foreign banks	(210)	(245)

Subtotal	264,492	289,107

Central Bank of Chile
Central Bank deposits	700,000	350,000
Other Central Bank credits	341	916

Subtotal	700,341	350,916

Total	1,173,187	760,021

Schedule of provision for loans to banks

	Bank’s Location
	Chile	Abroad	Total
Detail	MCh$	MCh$	MCh$
Balance as of January 1, 2016	36	317	353
Charge-offs	—	—	—
Provisions established (released), net	13	(107)	(94)

Balance as of December 31, 2016	49	210	259
Charge-offs	—	—	—
Provisions established (released), net	(30)	35	5

Balance as of December 31, 2017	19	245	264